Consolidated Balance Sheets	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 59,836,889
Short-term investment	19,145
Trade and other receivables	8,667,209
Prepaid expenses	3,686,851
Inventories	17,317,423
Total current assets	89,527,517
Property, plant and equipment	37,345,716
Operating lease right-of-use assets	2,899,199
Intangible assets	25,956,830
Goodwill	25,453,372
Marketable securities	150,000
Other financial assets	5,615,167
Total assets	186,947,801
Current liabilities:
Trade and other payables	19,881,995
Current portion of operating lease liabilities	230,016
Deferred revenues	1,989,632
Provisions	2,245,658
Liability related to warrants	10,462,137
Total current liabilities	34,809,438
Operating lease liabilities	2,886,940
Loans and borrowings	11,312,959
Other liability	393,155
Total liabilities	49,402,492
Shareholders' Equity:
Share capital - without par value (11,778,392 shares issued and outstanding as of December 31, 2022;5,560,829 shares issued and outstanding as of March 31, 2022)	306,618,482
Warrants	5,900,973
Additional paid-in capital	59,625,356
Accumulated other comprehensive loss	(8,567,106)
Deficit	(248,209,952)
Total equity attributable to equity holders of the Company	115,367,753
Non-controlling interest	22,177,556
Total shareholders' equity	137,545,309
Commitments and contingencies
Total liabilities and shareholders' equity	$ 186,947,801